REIMBURSEMENT RIGHTS	12 Months Ended
Dec. 31, 2018
REIMBURSEMENT RIGHTS
10.	REIMBURSEMENT RIGHTS

	December 31, 2018	December 31, 2017
Legacy tailings reclamation and remediation	$8,943	$8,904
Legal claims	1,528	1,507
Fines and sanctions	384	623
	10,855	11,034
Less: current portion	(6,385)	(4,446)
Reimbursement rights – non-current portion	$4,470	$6,588

As described in note 9(a) above, pursuant to the acquisition of Coricancha, Nyrstar agreed to:

•	pay for the cost of movement and reclamation of certain legacy tailings facilities (the “Legacy Tailings”) should the regulatory authorities require these to be moved, up to a maximum of $20,000; and,

•	pay for all fines or sanctions that arise before or after closing resulting from activities or ownership of Coricancha prior to June 30, 2017, up to a maximum of $4,000.